Net defined benefit assets (liabilities) - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	0.50%	0.50%	0.50%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	4.80%	5.00%	6.70%
Compensation - salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	4.00%	4.00%	4.00%
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	Panama experience	Panama experience	Panama experience
Termination
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	2003 SoA pension plan	2003 SoA pension plan	2003 SoA pension plan
Males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	62 years	62 years	62 years
Females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	57 years	57 years	57 years